Intangible Assets - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	May 31, 2017
Components of identified intangible assets
Cost	$ 34,040	$ 34,040
Accumulated Amortization	(15,574)	(12,175)
Net	18,466	21,865
Acquired products
Intangible Assets
Estimated acquisition-date fair values of the intangible assets related to acquired products and customer relationships			$ 29,300
Components of identified intangible assets
Cost	29,317	29,317
Accumulated Amortization	(13,409)	(10,483)
Net	15,908	18,834
Customer relationships
Intangible Assets
Estimated acquisition-date fair values of the intangible assets related to acquired products and customer relationships			$ 4,700
Components of identified intangible assets
Cost	4,723	4,723
Accumulated Amortization	(2,165)	(1,692)
Net	$ 2,558	$ 3,031